Document and Entity Information	0 Months Ended
Jul. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 25, 2014
Registrant Name	MORGAN STANLEY US GOVERNMENT SECURITIES TRUST
Central Index Key	0000730044
Amendment Flag	false
Document Creation Date	Jul. 25, 2014
Document Effective Date	Jul. 25, 2014
Prospectus Date	Feb. 28, 2014
Morgan Stanley US Government Securities Trust | A
Risk/Return:
Trading Symbol	USGAX
Morgan Stanley US Government Securities Trust | B
Risk/Return:
Trading Symbol	USGBX
Morgan Stanley US Government Securities Trust | L
Risk/Return:
Trading Symbol	USGCX
Morgan Stanley US Government Securities Trust | I
Risk/Return:
Trading Symbol	USGDX